Financial Liabilities - Details of Bonds Issued and Outstanding (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Bonds	₩ 1,948,541		₩ 2,741,516
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Less current portion	(499,796)		(409,702)
Bonds	978,406		1,426,894
Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	108,800		115,780
Won [member] | Convertible bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	861,675		858,385
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Less current portion	(323,579)
Bonds | $		$ 792		$ 741
Bonds	108,460		456,237
Gross carrying amount [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	1,320,000		1,730,000
Gross carrying amount [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	160,000		110,000
Gross carrying amount [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds | $		$ 400		$ 400
Gross carrying amount [member] | Foreign currencies [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	326,400		347,340
Discount on bonds [member] | Won [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	(1,798)		(3,404)
Discount on bonds [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	₩ 3,161		₩ 6,883
Bonds issued and outstanding [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	April 2023
Bonds issued and outstanding [member] | Won [member] | Convertible bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	August 2024
Bonds issued and outstanding [member] | Gross carrying amount [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, interest rate basis, description	3ML + 1.47
Bonds issued and outstanding [member] | Gross carrying amount [member] | Convertible bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, adjustment to interest rate basis	1.50%	1.50%
Bonds issued and outstanding [member] | Gross carrying amount [member] | Foreign currencies [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	November 2021
Bonds issued and outstanding, annual interest rate	3.88%	3.88%
Bonds issued and outstanding [member] | Bottom of range [member] | Gross carrying amount [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	February 2021
Bonds issued and outstanding, annual interest rate	1.95%	1.95%
Bonds issued and outstanding [member] | Bottom of range [member] | Gross carrying amount [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	May 2022
Bonds issued and outstanding, annual interest rate	3.25%	3.25%
Bonds issued and outstanding [member] | Top of range [member] | Gross carrying amount [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	February 2024
Bonds issued and outstanding, annual interest rate	2.95%	2.95%
Bonds issued and outstanding [member] | Top of range [member] | Gross carrying amount [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	May 2033
Bonds issued and outstanding, annual interest rate	4.25%	4.25%